Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENT
The following table
 presents information about the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis as of December
31
,
2020
by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	$—	$—	$27,249,130
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels of the hierarchy in during the period from October 16, 2020 (inception) through December 31, 2020. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially and subsequently measured at fair value using a Monte Carlo simulation model at each measurement date.
For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $3.8 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants and the Public Warrants, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of its Class A ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	As of December 17, 2020	As of December 31, 2020
Volatility	22.4%	21.7%
Stock price	$10.45	$10.40
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.45%	0.43%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period from October 16, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at October 16, 2020 (inception)	$—
Issuance of Public and Private Warrants	23,490,630
Change in fair value of derivative warrant liabilities	3,758,500

Derivative warrant liabilities at December 31, 2020	$27,249,130

Note 8 — Fair Value Measurements
The following table presents information about the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$11,960,000	$—	$—
Derivative warrant liabilities - Private	$—	$8,085,330	$—
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$—	$—	$16,258,130
Derivative warrant liabilities - Private	$—	$—	$10,991,000
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in January 2021, as the Public Warrants were separately listed and traded in the quarter ended March 31, 2021. The estimated fair value of the Private Warrants was transferred from a Level 3 measurement to a Level 2 fair value measurement as of April 2021, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price.
The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the three and six months ended June 30, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$27,249,130
Change in fair value of derivative warrant liabilities	(3,158,330)
Transfer of Public Warrants out of level 3	(16,258,130)

Level 3 - Derivative warrant liabilities at March 31, 2021	$7,832,670
Transfer of Private Warrants out of level 3	(7,832,670)

Level 3 - Derivative warrant liabilities at June 30, 2021	$—

Enjoy Technology Inc [Member]
Fair Value Disclosures [Line Items]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS
The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis in the condensed consolidated financial statements (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$575	$575
Convertible loans			129,001	129,001

Total financial liabilities	$—	$—	$129,576	$129,576

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$806	$806
Convertible loan	—	—	86,357	86,357

Total financial liabilities	$—	$—	$87,163	$87,163

The carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable approximate their fair values due to their short maturities. The Company’s Blue Torch and PPP loans are recorded at their respective net carrying values.
As of June 30, 2021 and December 31, 2020, the Company had no transfers in or out of Level 3 of the fair value hierarchy of its assets measured at fair value.

4.	FAIR VALUE MEASUREMENTS
The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis in the consolidated financial statements (in thousands):

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$806	$806
Convertible loan	—	—	86,357	86,357

Total financial liabilities	$—	$—	$87,163	$87,163

	Fair Value Measurements at December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,277	—	—	9,277
Money market funds	14,919	—	—	14,919
U.S. Treasury bills	3,741	—	—	3,741
U.S. Government securities	3,748	—	—	3,748
Repurchase agreements	—	30,000	—	30,000

Total cash and cash equivalents	31,685	30,000	—	61,685

U.S. Treasury bills	3,722	—	—	3,722
U.S. Government securities	18,788	—	—	18,788

Total short-term investments	22,510	—	—	22,510

Total financial assets	$54,195	$30,000	$—	$84,195

Liabilities:
Redeemable convertible preferred stock warrant liability	—	—	337	337

Total financial liabilities	$—	$—	$337	$337

Under the reverse securities repurchase agreements, which are considered cash equivalents, the Company typically lends available cash at a specified rate of interest and holds U.S. government securities as collateral during the term of the agreement. Collateral value is in excess of the amounts loaned under these agreements.
The carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable approximate their fair values due to their short maturities. The Company’s Blue Torch and PPP loans are recorded at their respective net carrying values.
During the years ended December 31, 2020 and 2019, the Company had no transfers in or out of Level 3 of the fair value hierarchy of its assets measured at fair value.